CONTINGENCIES (Details Narrative)			1 Months Ended			6 Months Ended	12 Months Ended
	May 14, 2021 USD ($)	Aug. 14, 2020 Integer	Feb. 28, 2022 USD ($)	Aug. 31, 2020 USD ($) Integer	Jul. 31, 2020 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Loss on inventory investment							$ 875,250	$ 1,226,426
Compensatory amount value	$ 425,000
Settlement payment amount			$ 225,000
Integra [Member] | Studebaker Defense Group, LLC [Member]
Down payment					$ 500,000
Number of nitrile gloves delivered | Integer		180,000
Loss contingency, damages sought, value					$ 500,000
Loss on inventory investment						$ 500,000
Integra [Member] | Sandwave Group Dsn Bhd [Member]
Down payment				$ 581,250
Number of nitrile gloves delivered | Integer				150,000
Loss contingency, damages sought, value				$ 581,250
Loss on inventory investment						$ 581,250
Integra [Member] | Crecom Burj Group Sdn Bhd [Member]
Loss contingency, damages sought, value				$ 581,250